Fair Value of Employee Stock Purchase Plan Using Black-Scholes Option Pricing Model and weighted Average Assumptions (Detail) (Employee Stock Purchase Plan [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Employee Stock Purchase Plan [Member]
Employee Stock Purchase Plan
Dividend yield	0.00%	0.00%
Volatility factor	105.30%	105.30%
Risk-free interest rate	1.00%	1.00%
Expected life (years)	2 years	2 years
Weighted-average fair value of purchase rights granted during the period	$ 0.12	$ 0.12